Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net loss	$ (1,162,506)	$ (787,557)	$ (5,861,821)	$ (2,652,626)
Adjustments to reconcile net loss to net cash used in operating activities:
Shares issued for services		(5,000)	(127,815)	6,500
Accumulated Depreciation				3,989
Depreciation & Amortization Expense	193,094	161,892	696,144
Changes in operating assets and liabilities
Accounts receivable	(205,565)	(187,788)	5,255	(939,104)
Inventory	(68,189)	(488,211)	(386,059)	(669,646)
Other Current Assets	4,523	61,403	72,293
Other Assets
Accounts payable	157,858	613,802	1,361,741	1,205,383
Accrued expenses	72,891	24,121	316,745	101,122
Other Current liabilities	972	(64,518)	(64,398)
Capitalized interest or penalty fees	443,687	62,881	1,660,767	311,877
Other Changes in Assets				11,840
Net Cash Provided by / (Used in) Operating Activities	(563,235)	(608,976)	(2,327,148)	(2,620,665)
INVESTING ACTIVITIES
Receivable - Related				(34,379)
Purchase of equipment, building & improvements & fixed assets		(35,687)	(186,519)	(1,384,382)
Goodwill and Intangible Assets				(2,783,239)
Net Cash Provided by / (Used In) Investing Activities		(35,687)	(186,519)	(4,202,000)
FINANCING ACTIVITIES
Proceeds from notes payable	682,059		1,532,737	2,960,900
Proceeds from notes payable - Related				119,542
Repayment of notes payable	(456,795)	(157,720)	(315,349)
Repayment of notes payable - Related	(20,519)	(125)	(29,218)
Proceeds from long-term loans	538,700	2,609,495	3,246,100	3,461,606
Repayment of long-term loans	(26,442)	(1,930,000)	(2,144,550)
Repayment of debt by Shares	(168,500)			(166,000)
Common Shares Issued for Cash
Shares Issued for Debt	178,610		122,815	440,211
Shares Issued for Services	105,000
Preferred Stocks issued		5,000	5,000	60,000
Prior period adjustment to retained earnings	156,080		(161,592)	111,304
Net Cash Provided by / (Used in) Financing Activities	988,193	526,649	2,255,943	6,987,564
NET INCREASE (DECREASE) IN CASH	424,958	(118,012)	(257,724)	164,898
CASH AT BEGINNING OF PERIOD	58,233	315,956	315,956	151,058
CASH AT END OF PERIOD	483,191	197,944	58,233	315,956
CASH PAID FOR:
Interest and penalty fees	210,804	82,472	292,150	142,695
NON CASH FINANCING ACTIVITIES:
Issuance of shares for debt conversion	$ 168,500		$ 122,815	$ 440,211